Other operating income/(expense) - Additional Information (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure of other operating income expense [line items]
Fair value remeasurements on contingent consideration	£ (581)		£ (1,751)	£ (791)
CureVac Assets
Disclosure of other operating income expense [line items]
Gains on litigation settlements	367	$ 500
Shionogi ViiV healthcare
Disclosure of other operating income expense [line items]
Fair value remeasurements on contingent consideration	(649)		(1,533)	(934)
Affinivax
Disclosure of other operating income expense [line items]
Fair value remeasurements on contingent consideration	254		22	(44)
Novartis vaccines
Disclosure of other operating income expense [line items]
Fair value remeasurements on contingent consideration	£ (171)		£ (206)	£ 187